Consolidated Statements of Changes in Shareholder's Equity (Deficit) (Parenthetical) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Jan. 25, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2009 Predecessor	Jan. 25, 2011 Predecessor Accumulated Other Comprehensive Income (Loss)	Dec. 31, 2010 Predecessor Accumulated Other Comprehensive Income (Loss)	Dec. 31, 2009 Predecessor Accumulated Other Comprehensive Income (Loss)	Jan. 25, 2011 Predecessor Comprehensive Income (Loss)	Dec. 31, 2010 Predecessor Comprehensive Income (Loss)	Dec. 31, 2009 Predecessor Comprehensive Income (Loss)	Dec. 31, 2011 Successor	Dec. 31, 2011 Successor Accumulated Other Comprehensive Income (Loss)	Dec. 31, 2011 Successor Comprehensive Income (Loss)
Foreign currency after income taxes	$ (15)	$ 14	$ (213)	$ (15)	$ 14	$ (213)	$ (15)	$ 14	$ (213)	$ (17)	$ (17)	$ (17)
Pension and OPEB liability after income taxes	$ (71)	$ 5,464	$ (3,622)	$ (71)	$ 5,464	$ (3,622)	$ (71)	$ 5,464	$ (3,622)	$ (19,167)	$ (19,167)	$ (19,167)